Business Combination and Acquisition - Bridge2 Solutions Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020	Feb. 21, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,527,118	$ 1,527,071	$ 233,429		$ 16,854
Bridge2 Solutions, LLC
Business Acquisition [Line Items]
Cash and cash equivalents, restricted cash and customer funds				$ 10,652
Accounts receivable, net				10,158
Other current assets				1,284
Property, equipment and software				4,465
Other assets				2,864
Goodwill				216,575
Total assets acquired				312,023
Accounts payable and accrued liabilities				(22,450)
Deferred revenue, current				(12,703)
Deferred income tax liabilities				(3,005)
Other liabilities				(2,402)
Total liabilities assumed				(40,560)
Total purchase consideration				271,463
Bridge2 Solutions, LLC | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets				53,620
Bridge2 Solutions, LLC | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets				11,990
Bridge2 Solutions, LLC | Trade Names
Business Acquisition [Line Items]
Finite-lived intangible assets				$ 415